Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes
7. Convertible Note
On May 19, 2022, in connection with the Merger, Legacy Senti issued $5.2 million in unsecured convertible promissory notes for the purchase price of $5.2 million. The May 2022 Note was due May 2024 and interest accrued at an annual rate of 3.0%.
The May 2022 Note was cancellable and exchangeable or convertible under any of the following circumstances:

•
Automatic conversion upon the closing of the Business Combination Agreement with Dynamics. The outstanding principal under this note shall be cancelled and exchanged automatically into that number of shares of Dynamics common stock as is equal to (a) the entire principal amount under this note divided by (b) $10.00. Upon conversion of this note, any and all accrued interest under this note shall immediately and automatically be cancelled and forgiven. The shares issued upon conversion of this note shall have the same rights and entitlements as the shares issued in connection with the PIPE by Dynamics.

•
Automatic conversion upon closing of a qualified Initial Public Offering (“IPO”). The note and any accrued unpaid interest shall be automatically converted into shares of the equity securities issued in the qualified IPO at a conversion price equal to the product of (a) 80%, and (b) the price per share of the Company’s common stock issued to the public in the qualified IPO.

•
Automatic conversion upon closing of
non-qualified
financing. The note and any accrued unpaid interest shall be automatically converted into shares of the Company’s equity securities issued in such non-qualified
financing at a conversion price per share equal to the product of (a) 80%, and (b) the lowest per-share
selling price of the equity securities issued to other investors in the non-qualified
financing.

•
If the note has not been repaid or previously converted, on or after the maturity date, at the election of the holder, the outstanding balance shall either (a) be repaid in cash in an amount equal to the outstanding principal, or (b) be converted into that number of shares of Legacy Senti’s Series B Preferred Stock equal to the outstanding balance divided by the original issuance price of the Series B Preferred Stock.

On June 8, 2022, concurrently with the closing of the Merger, the May 2022 Note was automatically cancelled and exchanged for 517,500 shares of Class A Common Stock at a price of $10.00 per share.
In accordance with the accounting guidance for an extinguishment of
convertible debt instruments with a conversion feature that is separately accounted for as a derivative, the Company determined that the cancellation and exchange should be accounted for as an extinguishment of the May 2022 Note and a gain on extinguishment of $1.3 million was recorded at the closing of the Merger and all accrued interest at the time of the Merger was reversed and recorded to additional paid in capital.

5. Convertible Notes
In August 2020, the Company issued $8.0 million in convertible notes to existing investors, including related parties, with a stated annual interest rate of 8%. The principal and accrued interest was payable upon maturity in February 2021.
The outstanding balance of principal plus accrued and unpaid interest were automatically convertible at the sale of preferred stock of at least $25.0 million (the “Qualified Financing”). On conversion of the convertible notes in a Qualified Financing, the same class of preferred shares would be issued at a price equal to 90% of the fixed price per share paid by the purchasers of preferred stock participating in the Qualified Financing. In connection with the issuance and sale of Series B redeemable convertible preferred stock in October 2020 (Note 6), all of the outstanding principal and accrued interest of $8.1 million under the convertible notes was converted into 5,485,858 shares of Series B redeemable convertible preferred stock and the related preferred stock tranche liability.
For the year ended December 31, 2020, we recorded a fair value loss of $0.7 million that is included in the change in fair value of convertible notes, in the accompanying consolidated statements of operations and comprehensive loss.